FAIR VALUE MEASUREMENTS (Schedule of fair values of financial assets and financial liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial liabilities, at fair value	(346,002)	(421,277)
Share units payable
FAIR VALUE MEASUREMENTS
Financial liabilities, at fair value	(14,063)	(9,259)
Metal forward sales contracts liability
FAIR VALUE MEASUREMENTS
Financial liabilities, at fair value		(81)
Trade receivables concentrate sales
FAIR VALUE MEASUREMENTS
Financial assets, at fair value	18,920	16,819
Investments in equity securities
FAIR VALUE MEASUREMENTS
Financial assets, at fair value	119	80
Level 1 of fair value hierarchy | Investments in equity securities
FAIR VALUE MEASUREMENTS
Financial assets, at fair value	119	80
Level 2 of fair value hierarchy | Share units payable
FAIR VALUE MEASUREMENTS
Financial liabilities, at fair value	(14,063)	(9,259)
Level 2 of fair value hierarchy | Metal forward sales contracts liability
FAIR VALUE MEASUREMENTS
Financial liabilities, at fair value		(81)
Level 2 of fair value hierarchy | Trade receivables concentrate sales
FAIR VALUE MEASUREMENTS
Financial assets, at fair value	$ 18,920	$ 16,819